                                                                                                            July 30, 2015

Securities and Exchange Commission

Office of Filings and Information Services

100 F. Street, NE

Washington, D.C.  20549

Re:      DREYFUS NEW YORK TAX EXEMPT BOND FUND, INC.

            File No.: 811-3726; 2-83429

            CIK No.: 723765

Ladies and Gentlemen:

            Transmitted for filing is Form N-CSR for the above-referenced Registrant for the Annual period ended May 31, 2015.

            Please direct any questions or comments to the attention of the undersigned at 212-922-4296.

                                                                                                Very truly yours,

                                                                                                /s/ Enrique Urueta

                                                                                                Enrique Urueta

                                                                                                Paralegal